SCHEDULE OF INVESTMENTS

ROYCE VALUE TRUST

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.7%

Communication Services – 2.3%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings [1]	27,181	$1,731,974
Frontier Communications Parent [2]	7,500	170,775
Liberty Latin America Cl. C [1,2]	73,228	604,863
		2,507,612
Entertainment - 0.0%
IMAX Corporation [2]	37,950	727,881
Interactive Media & Services - 1.8%
Cars.com [2]	135,448	2,614,146
QuinStreet [1,2]	203,754	3,233,576
Shutterstock	26,886	1,951,924
Yelp [2]	46,578	1,429,945
Ziff Davis [1,2]	200,907	15,680,791
ZipRecruiter Cl. A [2]	101,350	1,615,519
ZoomInfo Technologies [2]	127,675	3,154,849
		29,680,750
Media - 0.4%
Magnite [2]	31,550	292,153
Scholastic Corporation	25,642	877,469
TechTarget [1,2]	66,200	2,391,144
Thryv Holdings [2]	112,943	2,604,466
		6,165,232
Wireless Telecommunication Services - 0.0%
Gogo [2]	17,746	257,317
Total		39,338,792

Consumer Discretionary – 10.6%
Automobile Components - 2.0%
Dorman Products [1,2,3]	98,920	8,532,839
Fox Factory Holding Corporation [2]	22,400	2,718,688
Gentex Corporation [1]	202,070	5,664,022
LCI Industries [1]	123,375	13,555,212
Patrick Industries [1]	47,231	3,249,965
		33,720,726
Automobiles - 0.1%
Winnebago Industries	24,061	1,388,320
Distributors - 0.2%
LKQ Corporation [1]	67,000	3,802,920
Diversified Consumer Services - 0.5%
frontdoor [2]	20,273	565,211
Perdoceo Education [2]	77,367	1,039,039
Stride [2]	29,216	1,146,728
Universal Technical Institute [2]	639,032	4,716,056
		7,467,034
Hotels, Restaurants & Leisure - 0.6%
Bloomin' Brands [1]	52,714	1,352,114
Century Casinos [2]	104,781	768,045
Denny's Corporation [2]	119,498	1,333,598
Golden Entertainment [2]	31,765	1,382,095
Hilton Grand Vacations [2]	15,000	666,450
Lindblad Expeditions Holdings [2]	373,700	3,572,572
Monarch Casino & Resort	15,455	1,145,988
		10,220,862
Household Durables - 0.7%
Cavco Industries [1,2,3]	18,413	5,850,547
Ethan Allen Interiors [1,3]	63,441	1,742,090
Helen of Troy [2]	4,705	447,775
Installed Building Products	18,147	2,069,302
Skyline Champion [2]	15,020	1,129,954
		11,239,668
Leisure Products - 0.6%
Brunswick Corporation [1,3]	100,320	8,226,240
Sturm, Ruger & Company	13,038	748,903
Topgolf Callaway Brands [2]	25,000	540,500
Vista Outdoor [2]	22,928	635,335
YETI Holdings [2]	7,898	315,920
		10,466,898
Specialty Retail - 4.6%
Academy Sports and Outdoors [1]	167,467	10,927,222
America's Car-Mart [1,2]	87,700	6,946,717
Asbury Automotive Group [2]	40,014	8,402,940
AutoCanada [2]	625,600	9,202,314
Barnes & Noble Education [2]	50,000	76,000
Camping World Holdings Cl. A [1]	279,113	5,825,088
CarMax [2]	7,900	507,812
Chico's FAS [2]	746	4,103
Children's Place (The) [2]	8,635	347,559
Five Below [2]	26,020	5,359,339
Floor & Decor Holdings Cl. A [2]	14,410	1,415,350
Franchise Group Cl. A	127,062	3,462,440
Group 1 Automotive	8,816	1,996,119
Haverty Furniture	33,978	1,084,238
JOANN [2]	23,750	37,763
MarineMax [2]	28,155	809,456
Murphy USA	41,456	10,697,721
1-800-FLOWERS.COM Cl. A [2]	76,000	874,000
OneWater Marine Cl. A [2]	14,519	406,096
PetMed Express	51,133	830,400
Signet Jewelers	95,636	7,438,568
Sleep Number [2]	8,717	265,084
Zumiez [2]	57,664	1,063,324
		77,979,653
Textiles, Apparel & Luxury Goods - 1.3%
Canada Goose Holdings [2]	10,000	192,500
Carter's	4,500	323,640
G-III Apparel Group [2]	21,865	340,001
Kontoor Brands	32,832	1,588,741
Levi Strauss & Co. Cl. A	7,219	131,602
Movado Group	34,357	988,451
Oxford Industries	4,105	433,447
Ralph Lauren Cl. A	115,817	13,512,369
Steven Madden	116,144	4,181,184
Wolverine World Wide [1]	33,165	565,463
		22,257,398
Total		178,543,479

Consumer Staples – 2.1%
Beverages - 0.3%
Celsius Holdings [2]	4,500	418,230
Coca-Cola Consolidated [1,3]	6,030	3,226,532
National Beverage [2]	37,844	1,995,136
		5,639,898
Consumer Staples Distribution & Retail - 0.0%
PriceSmart	10,203	729,311
Food Products - 1.2%
Cal-Maine Foods	12,671	771,537
CubicFarm Systems [2]	950,000	21,088
Freshpet [1,2,3]	33,000	2,184,270
J G Boswell Company [4]	3,940	2,671,320
John B. Sanfilippo & Son	4,500	436,140
Nomad Foods [1,2]	193,600	3,628,064
Seneca Foods Cl. A [2]	183,460	9,589,454
		19,301,873
Household Products - 0.0%
Spectrum Brands Holdings	1,333	88,271
Personal Care Products - 0.5%
Inter Parfums [1]	46,385	6,597,802
Nu Skin Enterprises Cl. A	19,559	768,864
USANA Health Sciences [2]	22,034	1,385,939
		8,752,605
Tobacco - 0.1%
Vector Group	144,310	1,733,163
Total		36,245,121

Energy – 2.4%
Energy Equipment & Services - 0.5%
Bristow Group [1,2]	168,564	3,775,833
Core Laboratories	11,261	248,305
Helix Energy Solutions Group [2]	101,624	786,570
Pason Systems	328,474	2,948,124
		7,758,832
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources [1,2]	29,980	692,238
Civitas Resources	16,509	1,128,225
CONSOL Energy	8,092	471,521
Dorchester Minerals L.P. [1]	279,148	8,455,393
Dorian LPG	335,736	6,694,576
Magnolia Oil & Gas Cl. A [1,3]	123,320	2,698,242
Northern Oil and Gas	85,380	2,591,283
Range Resources	41,070	1,087,123
REX American Resources [2]	37,973	1,085,648
Sitio Royalties Cl. A	111,910	2,529,166
SM Energy	53,658	1,511,009
Vital Energy [2]	687	31,286
World Fuel Services [1]	156,506	3,998,728
		32,974,438
Total		40,733,270

Financials – 15.2%
Banks - 4.1%
Ameris Bancorp [1]	47,418	1,734,550
Atlantic Union Bankshares	10,000	350,500
Axos Financial [2]	14,848	548,188
Bank of N.T. Butterfield & Son [1]	308,107	8,318,889
BankUnited [1]	215,444	4,864,726
Brookline Bancorp	44,248	464,604
Central Pacific Financial	69,291	1,240,309
Customers Bancorp [2]	52,120	965,262
Dime Community Bancshares	52,924	1,202,433
Eagle Bancorp	1,704	57,033
Farmers & Merchants Bank of Long Beach [4]	416	2,485,600
First Bancorp	19,000	674,880
First BanCorp (Puerto Rico)	61,300	700,046
First Bancshares (The)	13,592	351,081
First Citizens BancShares Cl. A	17,400	16,931,940
First Hawaiian [1,3]	259,700	5,357,611
Hanmi Financial	154,368	2,866,614
HBT Financial	40,400	796,688
Hilltop Holdings	17,715	525,604
Home BancShares	34,925	758,222
HomeStreet	50,340	905,617
Independent Bank Group	23,778	1,102,110
New York Community Bancorp	161,447	1,459,481
Origin Bancorp	11,888	382,199
Pacific Premier Bancorp	17,657	424,121
Preferred Bank	6,988	383,012
Territorial Bancorp	17	328
Timberland Bancorp	69,179	1,869,217
TowneBank	21,058	561,196
Triumph Financial [2]	39,708	2,305,447
Veritex Holdings	14,000	255,640
Virginia National Bankshares	96,671	3,476,289
Webster Financial [1,3]	134,200	5,290,164
		69,609,601
Capital Markets - 6.0%
Ares Management Cl. A [1]	144,100	12,023,704
Artisan Partners Asset Management Cl. A [1]	181,330	5,798,933
B. Riley Financial	39,200	1,112,888
Barings BDC	191,594	1,521,256
Blue Owl Capital Cl. A	55,900	619,372
Bolsa Mexicana de Valores	1,723,106	3,684,310
BrightSphere Investment Group	39,710	936,362
Donnelley Financial Solutions [1,2]	63,851	2,608,952
GCM Grosvenor Cl. A	767,911	5,997,385
Houlihan Lokey Cl. A [1]	40,900	3,578,341
Lazard Cl. A [1]	57,475	1,902,997
MarketWise Cl. A [2]	500,000	925,000
Moelis & Company Cl. A	21,000	807,240
Morningstar [1]	4,142	840,950
NewtekOne	341,937	4,376,794
Onex Corporation	85,000	3,973,585
P10 Cl. A	20,000	202,200
Piper Sandler	816	113,106
SEI Investments [1]	308,900	17,777,195
Silvercrest Asset Management Group Cl. A	1,980	35,996
Sprott	230,880	8,437,413
Tel Aviv Stock Exchange [2,4]	471,179	2,061,707
TMX Group	86,015	8,687,420
Tradeweb Markets Cl. A	161,025	12,724,195
		100,747,301
Consumer Finance - 0.6%
Bread Financial Holdings	68,603	2,080,043
Encore Capital Group [1,2]	55,717	2,810,923
Enova International [2]	89,324	3,968,665
PROG Holdings [2]	24,220	576,194
		9,435,825
Financial Services - 0.9%
Banco Latinoamericano de Comercio Exterior Cl. E	73,446	1,276,492
Compass Diversified Holdings	23,136	441,435
ECN Capital	888,800	1,841,391
EVERTEC	42,544	1,435,860
Mr. Cooper Group [1,2,3]	44,518	1,823,902
NMI Holdings Cl. A [2]	153,132	3,419,438
Repay Holdings Cl. A [2]	183,339	1,204,537
Shift4 Payments Cl. A [2]	50,000	3,790,000
Waterloo Investment Holdings [2,5]	2,972,000	832,160
		16,065,215
Insurance - 3.6%
Ambac Financial Group [2]	32,818	508,023
American Equity Investment Life Holding Company [1]	66,108	2,412,281
AMERISAFE	3,177	155,514
Assured Guaranty	145,800	7,329,366
Axis Capital Holdings	8,613	469,581
E-L Financial	21,650	14,545,628
Erie Indemnity Cl. A	22,600	5,235,516
First American Financial	23,208	1,291,757
Genworth Financial Cl. A [2]	203,968	1,023,919
Hagerty Cl. A [2]	410,700	3,589,518
International General Insurance Holdings	203,219	1,684,686
James River Group Holdings	117,379	2,423,876
ProAssurance Corporation [1]	215,702	3,986,173
RenaissanceRe Holdings	22,294	4,466,380
RLI Corp. [1,3]	37,340	4,962,859
Safety Insurance Group	35,945	2,678,621
Stewart Information Services [1,3]	51,049	2,059,827
Trean Insurance Group [2]	85	520
White Mountains Insurance Group	960	1,322,391
		60,146,436
Total		256,004,378

Health Care – 9.7%
Biotechnology - 1.1%
Avid Bioservices [2]	178,000	3,339,280
Catalyst Pharmaceuticals [2]	16,800	278,544
Coherus BioSciences [2]	106,700	729,828
Dynavax Technologies [2]	151,158	1,482,860
Eagle Pharmaceuticals [1,2]	45,564	1,292,651
Ironwood Pharmaceuticals Cl. A [2]	330,409	3,475,903
PureTech Health [2,4]	175,100	479,296
REGENXBIO [2]	179,779	3,399,621
United Therapeutics [2]	10,000	2,239,600
Vanda Pharmaceuticals [2]	5,100	34,629
Vir Biotechnology [2]	45,735	1,064,253
		17,816,465
Health Care Equipment & Supplies - 3.7%
Atrion Corporation	1,882	1,181,727
Bioventus Cl. A [2]	50,000	53,500
Cutera [2]	21,550	509,011
Embecta Corp.	93,475	2,628,517
Enovis Corporation [2]	258,060	13,803,629
Haemonetics Corporation [2]	117,947	9,760,114
Integer Holdings Corporation [1,2]	75,700	5,866,750
Lantheus Holdings [2]	74,800	6,175,488
Mesa Laboratories [1,3]	39,600	6,919,308
Neogen Corporation [2]	6,654	123,232
QuidelOrtho Corporation [2]	64,050	5,706,214
STAAR Surgical [2]	4,250	271,788
Surmodics [1,2,3]	161,000	3,667,580
TransMedics Group [2]	60,500	4,581,665
UFP Technologies [2]	2,590	336,286
Zynex [2]	66,036	792,432
		62,377,241
Health Care Providers & Services - 1.1%
Addus HomeCare [2]	15,814	1,688,303
AMN Healthcare Services [2]	79,783	6,618,798
Community Health Systems [2]	197,636	968,416
CorVel Corporation [2]	1,462	278,189
Fulgent Genetics [2]	43,169	1,347,736
NeoGenomics [2]	41,750	726,868
Select Medical Holdings	95,900	2,479,015
U.S. Physical Therapy	41,374	4,050,928
		18,158,253
Health Care Technology - 0.9%
Certara [2]	211,385	5,096,492
Doximity Cl. A [2]	174,040	5,635,415
Simulations Plus [1,3]	91,698	4,029,210
Veradigm [2]	84,710	1,105,466
		15,866,583
Life Sciences Tools & Services - 2.0%
Azenta [1,2,3]	285,280	12,729,194
Bio-Techne [1]	163,587	12,136,520
Harvard Bioscience [2]	102,050	428,610
Repligen Corporation [2]	3,984	670,746
Stevanato Group	293,036	7,589,632
		33,554,702
Pharmaceuticals - 0.9%
Cara Therapeutics [2]	202,300	993,293
Corcept Therapeutics [2]	303,073	6,564,561
Harmony Biosciences Holdings [2]	104,779	3,421,034
Innoviva [2]	110,206	1,239,818
Prestige Consumer Healthcare [2]	56,300	3,526,069
		15,744,775
Total		163,518,019

Industrials – 26.2%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings [2]	32,365	1,817,942
AeroVironment [2]	2,650	242,899
Ducommun [1,2]	32,334	1,768,993
HEICO Corporation [1,3]	31,030	5,307,371
HEICO Corporation Cl. A [1,3]	36,533	4,964,835
Leonardo DRS [2]	298,690	3,874,009
Magellan Aerospace	893,092	4,956,115
National Presto Industries	5,652	407,453
Park Aerospace	24,922	335,201
Woodward [1,3]	28,500	2,775,045
		26,449,863
Air Freight & Logistics - 1.0%
Forward Air [1]	150,900	16,260,984
Hub Group Cl. A [2]	8,372	702,746
		16,963,730
Building Products - 2.3%
AAON	4,200	406,098
Advanced Drainage Systems	146,923	12,372,386
Apogee Enterprises	9,383	405,815
AZZ [1]	20,000	824,800
Builders FirstSource [1,2,3]	24,275	2,155,134
Carlisle Companies	3,300	746,031
CSW Industrials	42,500	5,904,525
Insteel Industries [1]	12,604	350,643
PGT Innovations [2]	47,480	1,192,223
Quanex Building Products	44,968	968,161
Simpson Manufacturing [1]	40,500	4,440,420
UFP Industries	111,478	8,859,157
		38,625,393
Commercial Services & Supplies - 2.9%
ACV Auctions Cl. A [2]	80,800	1,043,128
Brady Corporation Cl. A [1]	232,034	12,467,187
CompX International Cl. A [1]	183,197	3,312,202
Driven Brands Holdings [2]	399,427	12,106,632
GFL Environmental [1]	237,290	8,172,268
Healthcare Services Group [2]	26,254	364,143
Heritage-Crystal Clean [1,2,3]	111,416	3,967,524
Kimball International Cl. B	74,600	925,040
Liquidity Services [2]	12,621	166,218
Ritchie Bros. Auctioneers [1]	108,549	6,110,223
VSE Corporation	8,500	381,650
		49,016,215
Construction & Engineering - 4.8%
APi Group [1,2]	526,800	11,842,464
Arcosa [1]	194,587	12,280,386
Comfort Systems USA [1]	15,644	2,283,398
EMCOR Group	57,150	9,292,018
IES Holdings [1,2,3]	316,399	13,633,633
MasTec [2]	28,980	2,736,871
MYR Group [2]	11,277	1,421,015
Northwest Pipe [2]	8,049	251,370
Valmont Industries [1]	58,261	18,601,572
WillScot Mobile Mini Holdings Corp. [2]	191,620	8,983,146
		81,325,873
Electrical Equipment - 1.3%
Atkore [2]	5,700	800,736
Encore Wire	20,808	3,856,347
GrafTech International	6,826	33,174
LSI Industries	496,657	6,918,432
Powell Industries	58,881	2,507,742
Preformed Line Products	58,600	7,503,144
		21,619,575
Ground Transportation - 0.9%
ArcBest Corporation	16,583	1,532,601
Hertz Global Holdings [2]	5,000	81,450
Landstar System [1]	76,282	13,674,311
		15,288,362
Machinery - 6.9%
Albany International Cl. A	4,820	430,715
Allison Transmission Holdings	3,367	152,323
ATS Corporation [2]	15,150	634,361
Chart Industries [2]	49,125	6,160,275
CIRCOR International [2]	332,601	10,350,543
Crane Holdings [2]	1,200	46,680
Crane NXT	928	105,328
Douglas Dynamics	12,047	384,179
EnPro Industries	2,200	228,558
ESAB Corporation [1]	162,710	9,611,280
ESCO Technologies [1]	62,450	5,960,852
Helios Technologies [1]	44,900	2,936,460
Hillenbrand [1,3]	12,178	578,820
Hillman Solutions [2]	190,000	1,599,800
Hurco Companies	1,900	48,108
John Bean Technologies [1]	116,861	12,771,739
Kadant [1]	56,680	11,818,914
Lincoln Electric Holdings [1]	48,100	8,133,710
Lindsay Corporation [1]	70,900	10,715,117
Miller Industries	22,960	811,636
Mueller Industries [1]	28,800	2,116,224
RBC Bearings [2]	43,375	10,094,664
Standex International	53,599	6,562,661
Tennant Company [1]	80,500	5,516,665
Watts Water Technologies Cl. A [1]	55,000	9,257,600
		117,027,212
Marine Transportation - 0.5%
Kirby Corporation [2]	125,065	8,717,031
Matson	6,133	365,956
		9,082,987
Passenger Airlines - 0.1%
Sun Country Airlines Holdings [2]	88,126	1,806,583
Professional Services - 2.5%
CBIZ [2]	4,100	202,909
CSG Systems International [1]	7,354	394,910
Dun & Bradstreet Holdings	189,170	2,220,856
ExlService Holdings [2]	2,840	459,597
Exponent [1]	41,400	4,127,166
First Advantage [2]	111,910	1,562,264
Forrester Research [1,2,3]	334,632	10,825,345
FTI Consulting [2]	14,315	2,825,065
Jacobs Solutions [1]	33,500	3,936,585
KBR [1]	182,040	10,021,302
Korn Ferry [1]	96,545	4,995,238
		41,571,237
Trading Companies & Distributors - 1.4%
Air Lease Cl. A [1,3]	149,677	5,892,783
Applied Industrial Technologies	20,800	2,956,304
Boise Cascade [1]	15,319	968,927
Distribution Solutions Group [2]	17,853	811,597
FTAI Aviation	84,915	2,374,223
GMS [2]	22,435	1,298,762
Hudson Technologies [2]	54,487	475,672
MSC Industrial Direct Cl. A	2,014	169,176
Richelieu Hardware	6,500	179,586
SiteOne Landscape Supply [1,2]	25,000	3,421,750
Transcat [2]	33,350	2,981,157
Veritiv	9,550	1,290,587
Xometry Cl. A [2]	8,000	119,760
		22,940,284
Total		441,717,314

Information Technology – 15.9%
Communications Equipment - 1.7%
Calix [1,2]	189,180	10,138,156
Clearfield [2]	4,000	186,320
Digi International [2]	38,250	1,288,260
Extreme Networks [2]	48,094	919,557
Harmonic [2]	912,030	13,306,518
NetScout Systems [2]	102,860	2,946,939
		28,785,750
Electronic Equipment, Instruments & Components - 5.1%
Badger Meter	8,588	1,046,190
Cognex Corporation [1,3]	171,900	8,517,645
Coherent [1,2]	15,928	606,538
CTS Corporation	11,402	563,943
Fabrinet [1,2]	129,883	15,424,905
FARO Technologies [1,2]	246,597	6,068,752
IPG Photonics [2]	51,100	6,301,141
Kimball Electronics [2]	31,515	759,512
Littelfuse [1,3]	23,600	6,326,924
Luna Innovations [2]	86,450	621,576
Mirion Technologies Cl. A [2]	225,000	1,921,500
Napco Security Technologies [2]	22,000	826,760
PAR Technology [1,2]	315,239	10,705,517
PC Connection	14,141	635,779
Richardson Electronics	394,763	8,811,110
Rogers Corporation [2]	35,500	5,801,765
Sanmina Corporation [2]	37,181	2,267,669
Teledyne Technologies [2]	2,500	1,118,400
TTM Technologies [1,2]	294,590	3,974,019
Vishay Precision Group [2]	18,050	753,768
Vontier Corporation	103,722	2,835,760
		85,889,173
IT Services - 0.5%
Computer Task Group [2]	69,810	506,122
Hackett Group (The) [1]	306,320	5,660,794
Kyndryl Holdings [2]	29,317	432,719
Unisys Corporation [1,2,3]	256,698	995,988
		7,595,623
Semiconductors & Semiconductor Equipment - 5.7%
Alpha and Omega Semiconductor [2]	8,856	238,669
Ambarella [2]	3,100	240,002
Axcelis Technologies [2]	49,427	6,586,148
AXT [2]	106,100	422,278
Camtek [2]	26,300	745,605
Cirrus Logic [1,2,3]	59,500	6,508,110
Cohu [2]	14,510	557,039
Diodes [1,2]	69,650	6,460,734
FormFactor [2]	282,762	9,005,970
Impinj [1,2,3]	40,945	5,548,866
indie Semiconductor Cl. A [2]	21,000	221,550
Kulicke & Soffa Industries [1]	40,573	2,137,791
MaxLinear [2]	315,921	11,123,578
MKS Instruments	201,299	17,839,117
Onto Innovation [1,2]	91,250	8,019,050
Photronics [2]	259,775	4,307,070
Rambus [2]	134,197	6,878,938
Semtech Corporation [2]	17,396	419,940
SiTime Corporation [2]	46,258	6,579,275
SMART Global Holdings [2]	48,856	842,278
Ultra Clean Holdings [2]	68,070	2,257,201
		96,939,209
Software - 2.6%
Adeia [1]	133,738	1,184,919
Agilysys [2]	37,500	3,094,125
Alkami Technology [2]	767,660	9,718,576
Consensus Cloud Solutions [1,2,3]	48,566	1,655,615
Cvent Holding Corp. [2]	100,000	836,000
Descartes Systems Group (The) [2]	6,000	483,660
E2open Parent Holdings Cl. A [2]	100,000	582,000
InterDigital	20,456	1,491,242
JFrog [2]	100,000	1,970,000
Matterport Cl. A [2]	150,000	409,500
nCino [2]	198,862	4,927,800
Paycor HCM [2]	245,860	6,520,207
Progress Software	81,259	4,668,329
Sapiens International	75,215	1,633,670
Sprout Social Cl. A [2]	8,000	487,040
Teradata Corporation [2]	21,962	884,629
Upland Software [2]	100,000	430,000
Workiva Cl. A [2]	28,470	2,915,613
Xperi [2]	1,763	19,270
		43,912,195
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology [1,2]	159,806	5,110,596
Total		268,232,546

Materials – 9.2%
Chemicals - 4.5%
AdvanSix [1]	38,993	1,492,262
American Vanguard [1]	169,525	3,709,207
Aspen Aerogels [2]	47,200	351,640
Chase Corporation [1,3]	49,829	5,218,591
Element Solutions [1]	449,490	8,679,652
FutureFuel Corporation	86,490	638,297
Hawkins [1]	89,940	3,937,573
Innospec [1]	125,382	12,872,970
Minerals Technologies [1]	224,436	13,560,423
NewMarket Corporation	8,000	2,919,840
Quaker Houghton	110,121	21,798,452
		75,178,907
Containers & Packaging - 0.0%
Graphic Packaging Holding Company	9,795	249,674
Silgan Holdings	4,901	263,037
		512,711
Metals & Mining - 3.9%
Alamos Gold Cl. A	1,976,000	24,124,306
Gold Fields ADR	536,500	7,146,180
Haynes International [1]	102,500	5,134,225
Hecla Mining	321,300	2,033,829
IAMGOLD Corporation [2]	500,000	1,355,000
Major Drilling Group International [2]	1,496,691	11,771,976
Materion Corporation	25,000	2,900,000
Newcrest Mining	33,909	603,161
Olympic Steel	12,012	627,147
Reliance Steel & Aluminum [1]	18,300	4,698,342
TimkenSteel Corporation [2]	81,962	1,503,183
Warrior Met Coal	14,896	546,832
Worthington Industries [1]	64,300	4,156,995
		66,601,176
Paper & Forest Products - 0.8%
Clearwater Paper [2]	16,164	540,201
Glatfelter Corporation [2]	210,400	671,176
Louisiana-Pacific	79,060	4,285,843
Mercer International	98,931	967,050
Stella-Jones	132,650	5,083,199
Sylvamo Corporation [1]	40,315	1,864,972
		13,412,441
Total		155,705,235

Real Estate – 4.0%
Diversified REITs - 0.0%
New York REIT [2,5]	15,000	166,950
Real Estate Management & Development - 4.0%
Anywhere Real Estate [2]	149,204	787,797
Colliers International Group	77,200	8,148,460
Cushman & Wakefield [2]	25,000	263,500
DigitalBridge Group Cl. A	642,317	7,701,381
Douglas Elliman	184,083	572,498
FirstService Corporation	105,355	14,854,001
FRP Holdings [1,2]	76,558	4,431,177
Kennedy-Wilson Holdings [1]	689,018	11,430,809
Marcus & Millichap [1]	300,214	9,639,871
St. Joe Company (The) [1]	78,800	3,278,868
Tejon Ranch [1,2]	313,818	5,733,455
		66,841,817
Total		67,008,767

Utilities – 0.1%
Gas Utilities - 0.0%
Chesapeake Utilities	4,951	633,679
Water Utilities - 0.1%
American States Water	10,725	953,345
Total		1,587,024

TOTAL COMMON STOCKS
(Cost $1,335,487,727)		1,648,633,945

DIVERSIFIED INVESTMENT COMPANIES – 1.3%
Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Eagle Point Credit	42,054	469,743
Total		469,743

Financials – 0.3%
Investment Companies - 0.3%
iShares S&P Small-Cap 600 Growth ETF	17,700	1,945,938
ProShares Ultra SmallCap600	25,000	530,000
SPDR S&P 600 Small Cap Value ETF	38,900	2,963,402
Total		5,439,340

Materials – 1.0%
Metals & Mining - 1.0%
VanEck Junior Gold Miners ETF	400,400	15,815,800
Total		15,815,800

TOTAL DIVERSIFIED INVESTMENT COMPANIES
(Cost $19,944,451)		21,724,883

WARRANTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services - 0.0%
Cano Health (Warrants) [2]	49,999	8,000
(Cost $237,495)		8,000

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $43,362,754 (collateralized by obligations of U.S. Government Agencies, 1.25% due 6/30/28, valued at $44,224,781)
(Cost $43,357,551)	43,357,551

TOTAL INVESTMENTS – 101.6%
(Cost $1,399,027,224)	1,713,724,379

LIABILITIES LESS CASH AND OTHER ASSETS – (1.6)%	(26,308,476)

NET ASSETS – 100.0%	$1,687,415,903

ADR – American Depository Receipt
SPDR – Standard & Poor’s Depository Receipt
[1]	All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement as of March 31, 2023. Total market value of pledged securities as of March 31, 2023, was $75,621,577.
[2]	Non-income producing.
[3]	As of March 31, 2023, a portion of these securities, in the aggregate amount of $32,816,003, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund's revolving credit agreement.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,401,855,525. As of March 31, 2023, net unrealized appreciation for all securities was $311,868,854, consisting of aggregate gross unrealized appreciation of $435,312,957 and aggregate gross unrealized depreciation of $123,444,103. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Value Trust, Inc. (the "Fund"), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on July 1, 1986. The Fund commenced operations on November 26, 1986. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Equity securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund's Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of March 31, 2023. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,639,936,912	$7,697,923	$999,110	$1,648,633,945
Diversified Investment Companies	21,724,883	–	–	21,724,883
Warrants	8,000	–	–	8,000
Repurchase Agreement	–	43,357,551	–	43,357,551

				Unrealized Gain (Loss)
	Balance as of		Realized	Currently Held	Securities No	Balance as of
	12/31/22	Sales	Gain (Loss)	Securities	Longer Held	3/31/23
Common Stocks	$999,110	$ –	$ –	$0	$ –	$999,110

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of March 31, 2023, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of March 31, 2023, the market value of eligible securities pledged as collateral exceeded two times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The Fund and BNPPI have agreed that the current maximum amount the Fund may borrow under the credit agreement is $70,000,000. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $150,000,000.

As of March 31, 2023, the Fund had outstanding borrowings of $35,000,000. During the three-month period ended March 31, 2023, the Fund had an average daily loan balance of $35,000,000. As of March 31, 2023, the aggregate value of rehypothecated securities was $32,816,003.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).